Offerings - Offering: 1	Sep. 05, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.02 per share
Amount Registered | shares	2,598,263
Maximum Aggregate Offering Price	$ 224,143,578
Fee Rate	0.01531%
Amount of Registration Fee	$ 34,316.38
Rule 457(f)	true
Amount of Securities Received | shares	8,269,455
Value of Securities Received, Per Share | $ / shares	27.105
Value of Securities Received	$ 224,143,578
Fee Note MAOP	$ 224,143,578
Offering Note
(1)      The amount registered represents the estimated maximum number of shares of common stock, par value $0.02 per share (the "Euronet Common Stock"), of Euronet Worldwide, Inc. (the "Registrant") to be issued upon the completion of the merger (the "Merger") by the Agreement and Plan of Merger (the "Merger Agreement"), dated July 30, 2025, among the Registrant, CoreCard Corporation, a Georgia corporation ("CoreCard"), and Genesis Merger Sub Inc., a Georgia corporation and wholly owned direct subsidiary of the Registrant, and is estimated as the product of (a) the maximum exchange ratio in the Merger Agreement of 0.3142 multiplied by (b) 8,269,455 shares of Common Stock, par value $0.01 of CoreCard ("CoreCard Common Stock"), which is the sum of (i) 7,792,382 shares of CoreCard Common Stock outstanding as of September 3, 2025; and (ii) 477,073 shares of CoreCard Common Stock underlying certain Restricted Stock Units as of September 3, 2025.
The maximum aggregate offering price is estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated pursuant to Rule 457(c) and Rule 457(f)(1) under the Securities Act. The maximum aggregate offering price ($224,143,578) is the product of (i) $27.105, the average of the high and low prices per share of CoreCard Common Stock as of September 3, 2025, which is within five business days prior to the filing of this Registration Statement on Form S-4, and (ii) 8,269,455, the estimated maximum number of shares of CoreCard Common Stock that may be exchanged for Euronet Common Stock, calculated as described above.